SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1422	1.1195	1.1810
Closing exchange rate (per Euro)	1.2271	1.1234	1.1450
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8897	0.8778	0.8847
Closing exchange rate (per Euro)	0.8990	0.8508	0.8945
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.0705	1.1124	1.1550
Closing exchange rate (per Euro)	1.0802	1.0854	1.1269
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	121.8458	122.0058	130.3959
Closing exchange rate (per Euro)	126.4900	121.9400	125.8500
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.8747	7.7355	7.8081
Closing exchange rate (per Euro)	8.0225	7.8205	7.8751
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.6549	1.6109	1.5797
Closing exchange rate (per Euro)	1.5896	1.5995	1.6220
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5300	1.4855	1.5294
Closing exchange rate (per Euro)	1.5633	1.4598	1.5605
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5742	1.5273	1.5926
Closing exchange rate (per Euro)	1.6218	1.5111	1.5591
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.8587	8.7715	9.2559
Closing exchange rate (per Euro)	9.5142	8.7473	8.9675